PGIM Total Return Bond ETF
Schedule of Investments  (unaudited)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 97.9%
Asset-Backed Securities 20.6%
Automobiles 0.5%
Ford Credit Auto Owner Trust, Series 2023-01, Class C, 144A	5.580%	08/15/35		100	$97,606
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A	2.630	06/25/26		100	93,886
Series 2023-01A, Class B, 144A	6.220	06/25/27		100	99,326
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class B, 144A	5.810	02/14/31		200	195,952
Series 2023-01A, Class C, 144A	6.140	02/14/31		100	97,935
					584,705
Collateralized Loan Obligations 19.2%
AGL CLO Ltd. (Cayman Islands), Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.824(c)	12/02/34		1,000	995,612
AlbaCore Euro CLO (Ireland), Series 04A, Class B1, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)	6.565(c)	07/15/35	EUR	500	539,747
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.806(c)	04/20/35		500	495,168
Apidos CLO Ltd. (United Kingdom), Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.380(c)	04/26/35		750	754,658
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.837(c)	07/20/32		500	497,055
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	5.315(c)	04/15/35	EUR	250	258,869
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.715(c)	04/18/35		250	247,293
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2021-02A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.844(c)	01/20/35		500	497,497
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.687(c)	10/20/31		250	249,478

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Barings CLO Ltd. (Cayman Islands), Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.665%(c)	10/15/33		250	$249,719
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.830(c)	01/25/35		750	743,913
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.701(c)	05/17/31		476	474,613
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-03A, Class A1R2, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.677(c)	07/20/29		22	21,791
Series 2018-16A, Class A1R, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)	6.694(c)	01/17/32		500	497,659

BlueMountain CLO Ltd. (Cayman Islands), Series 2019-24A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.777(c)	04/20/34		500	494,500
Canyon Capital CLO Ltd. (Cayman Islands), Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	6.733(c)	04/15/35		292	289,203
Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.682(c)	04/30/31		244	242,626
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.634(c)	04/17/31		238	237,346
Carlyle US CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.357% (Cap N/A, Floor 1.095%)	6.735(c)	01/25/33		500	499,627
CarVal CLO Ltd. (United Kingdom), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.616(c)	01/20/35		500	501,650
Clover CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)	6.740(c)	10/25/33		750	745,963
Cordatus CLO PLC (Ireland), Series 23A, Class B1, 144A, 3 Month EURIBOR + 2.300% (Cap N/A, Floor 2.300%)	6.256(c)	04/25/36	EUR	250	267,673

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	6.756%(c)	04/20/35		250	$248,060
Crown Point CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.784(c)	01/17/34		500	496,930
Elevation CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.850(c)	01/25/35		500	496,015
Generate CLO Ltd. (Cayman Islands), Series 4A, Class A1R, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 1.090%)	6.767(c)	04/20/32		241	240,044
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	6.665(c)	04/15/31		246	245,751
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.670(c)	04/26/31		330	328,453
Grosvenor Place CLO DAC (Ireland), Series 22-1A, Class A, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	5.973(c)	11/24/35	EUR	750	817,132
HPS Loan Management Ltd. (Cayman Islands), Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.817(c)	04/20/34		300	299,306
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.670(c)	04/25/31		191	190,137
Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)	7.025(c)	01/16/33		250	249,535
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.835(c)	01/15/31		217	217,096
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.847(c)	07/20/34		500	498,619

Madison Park Euro Funding (Ireland), Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	4.765(c)	07/15/32	EUR	250	267,374
Madison Park Funding Ltd. (Cayman Islands), Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.784(c)	07/17/34		250	248,836

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Oaktree CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.805%(c)	07/15/34		1,000	$990,923
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	6.644(c)	01/15/33		250	248,279
OZLM Ltd. (Cayman Islands), Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.675(c)	04/15/31		231	230,285
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A2R4, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.962%)	7.329(c)	05/21/34		465	460,677
Series 2018-02A, Class A1A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)	6.755(c)	07/16/31		463	462,585

Palmer Square European CLO DAC (Ireland), Series 22-2A, Class A1, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	6.165(c)	01/15/36	EUR	250	272,251
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.677(c)	10/20/31		250	249,268
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.835(c)	10/15/34		500	495,485

Regatta Funding Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.827(c)	01/20/35		750	748,621
Rockford Tower CLO Ltd. (Cayman Islands), Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	—(p)	01/20/36		1,000	999,659
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.696(c)	10/20/32		250	247,875
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.837(c)	07/20/34		750	743,019
Tikehau US CLO Ltd. (Bermuda), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.466(c)	07/15/34		750	753,004

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Trinitas Euro CLO (Ireland), Series 02A, Class CR, 144A, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 3.750%)	7.715%(c)	04/15/35	EUR	500	$544,522
TSTAT Ltd., Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	7.716(c)	07/20/31		401	401,325
Venture CLO Ltd. (Cayman Islands), Series 2021-43A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.895(c)	04/15/34		250	247,694
					22,740,420
Consumer Loans 0.7%
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		106	103,587
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A	5.500	06/14/38		400	393,681
Series 2023-02A, Class C, 144A	6.740	09/15/36		100	99,383
Series 2023-02A, Class D, 144A	7.520	09/15/36		100	100,358

Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29		30	29,558
Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32		100	94,114
					820,681
Home Equity Loans 0.1%
JPMorgan Mortgage Trust, Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	7.025(c)	03/25/54		23	22,958
Towd Point Mortgage Trust, Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63		99	100,261
					123,219

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Other 0.1%
Goodleap Sustainable Home Solutions Trust, Series 2023-04C, Class A, 144A	6.910%	03/20/57	200	$199,939

Total Asset-Backed Securities (cost $24,313,961)				24,468,964
Commercial Mortgage-Backed Securities 11.9%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF03, Class A1, 144A	1.075	10/15/54	313	286,842
BANK,
Series 2021-BN35, Class A4	2.031	06/15/64	500	391,234
Series 2021-BN38, Class A4	2.275	12/15/64	250	195,969

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK03, Class XB, IO	0.734(cc)	02/15/50	8,410	142,042
BANK5, Series 2023-05YR4, Class A3	6.500	12/15/56	1,200	1,235,960
Barclays Commercial Mortgage Securities Trust,
Series 2020-C07, Class XB, IO	1.099(cc)	04/15/53	1,019	55,165
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	1,100	1,141,876
Benchmark Mortgage Trust,
Series 2020-B19, Class A1	0.628	09/15/53	232	223,273
Series 2021-B28, Class A1	0.597	08/15/54	577	532,421
Series 2023-V02, Class A3	5.812(cc)	05/15/55	500	500,417

BMO Mortgage Trust, Series 2023-C06, Class XB, IO	0.348(cc)	09/15/56	25,500	400,330
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.000%)	7.437(c)	10/15/36	255	251,710
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.650%)	8.087(c)	10/15/36	340	331,965
Series 2021-CIP, Class E, 144A, 1 Month SOFR + 2.934% (Cap N/A, Floor 2.820%)	8.257(c)	12/15/38	150	142,283

BXP Trust, Series 2021-601L, Class A, 144A	2.618	01/15/44	250	186,413
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	1,200	1,087,586
CENT Trust, Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	7.943(c)	09/15/28	200	201,002

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A3	2.782%	11/10/52	500	$422,407
Commercial Mortgage Trust, Series 2014-UBS04, Class A5	3.694	08/10/47	1,000	975,723
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953	09/15/37	250	214,700
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A4	3.766	04/15/51	250	234,939
Series 2019-C16, Class A2	3.067	06/15/52	232	203,027

GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)	8.987(c)	10/15/36	180	161,235
GS Mortgage Securities Trust,
Series 2021-GSA03, Class A4	2.369	12/15/54	200	156,094
Series 2021-GSA03, Class XB, IO	0.746(cc)	12/15/54	2,000	83,205

JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class ASB	2.051	05/13/53	1,100	976,117
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP04, Class A3	3.393	12/15/49	205	191,752
Series 2021-NYAH, Class F, 144A, 1 Month SOFR + 2.304% (Cap N/A, Floor 2.190%)	7.627(c)	06/15/38	374	274,538

MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	8.038(c)	04/15/38	340	329,011
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	1,000	912,272
Series 2019-L02, Class A3	3.806	03/15/52	325	297,069
Series 2020-HR08, Class A3	1.790	07/15/53	365	288,110

MSWF Commercial Mortgage Trust, Series 2023-01, Class A2	6.451	05/15/56	500	503,683
ONE Mortgage Trust, Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	7.187(c)	03/15/36	120	106,974
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.387(c)	01/15/36	240	226,805
Series 2020-01NYP, Class AJ, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	6.687(c)	01/15/36	310	285,209

Total Commercial Mortgage-Backed Securities (cost $14,684,565)				14,149,358

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 35.2%
Aerospace & Defense 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes	3.300%	03/01/35	190	$148,292
Sr. Unsec’d. Notes	3.600	05/01/34	165	140,026
Sr. Unsec’d. Notes	3.900	05/01/49	180	133,544

Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	04/15/27	131	131,000
				552,862
Agriculture 1.2%
Altria Group, Inc., Gtd. Notes	6.875	11/01/33	330	350,460
BAT Capital Corp. (United Kingdom), Gtd. Notes	6.343	08/02/30	75	76,968
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28	120	115,011
Gtd. Notes	5.931	02/02/29	25	25,355

Philip Morris International, Inc., Sr. Unsec’d. Notes	5.125	02/15/30	450	444,042
Reynolds American, Inc. (United Kingdom), Gtd. Notes	5.700	08/15/35	425	398,281
				1,410,117
Airlines 0.5%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	300	288,156
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	140	138,508
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	225	213,906
				640,570

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel 0.1%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125%	11/15/29	50	$43,596
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	50	38,385
				81,981
Auto Manufacturers 0.9%
Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43	50	38,568
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.271	01/09/27	200	187,855
Sr. Unsec’d. Notes	7.200	06/10/30	255	263,771

General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	150	143,956
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.000	04/09/27	180	176,769
Sr. Unsec’d. Notes	5.800	06/23/28	225	225,070
				1,035,989
Auto Parts & Equipment 0.0%
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	50	41,202
Banks 8.2%
Bank of America Corp.,
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	235	225,993
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	1,120	910,368
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	5.829(ff)	05/09/27	340	337,616
Sub. Notes	7.119(ff)	06/27/34	310	308,301

BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	415	376,788
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	40	34,906
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	990	830,298
Sub. Notes	6.174(ff)	05/25/34	70	69,445

Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A, MTN	6.259(ff)	09/22/26	200	201,375

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	2.311%(ff)	11/16/27	310	$276,687
Fifth Third Bancorp,
Sr. Unsec’d. Notes	4.337(ff)	04/25/33	296	259,717
Sr. Unsec’d. Notes	6.339(ff)	07/27/29	85	85,909
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	55	46,464
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	735	694,187

Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	40	40,011
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	125	119,721
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	500	392,783
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	1,210	1,044,812
Morgan Stanley,
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	95	94,573
Sr. Unsec’d. Notes	6.342(ff)	10/18/33	25	25,885
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	520	439,268
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	450	367,178
Sub. Notes, GMTN	4.350	09/08/26	195	189,209

Societe Generale SA (France), Gtd. Notes, 144A	2.797(ff)	01/19/28	195	176,286
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	5.716	09/14/28	510	516,051
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	45	43,895
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	85	88,853

U.S. Bancorp, Sr. Unsec’d. Notes	5.836(ff)	06/12/34	45	44,321
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	6.537(ff)	08/12/33	270	275,645
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	6.927(c)	05/12/26	200	200,837
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	125	120,281
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	235	242,188
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	260	223,701
Sr. Unsec’d. Notes, MTN	4.808(ff)	07/25/28	295	287,668
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	160	159,848
				9,751,068

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	40	$36,768
Biotechnology 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	5.600	03/02/43	290	283,827
Building Materials 0.5%
CEMEX Materials LLC (Mexico), Gtd. Notes	7.700	07/21/25	50	50,625
Fortune Brands Innovations, Inc., Sr. Unsec’d. Notes	3.250	09/15/29	175	155,777
Griffon Corp., Gtd. Notes	5.750	03/01/28	23	21,736
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25	25	23,996
Masco Corp., Sr. Unsec’d. Notes	3.500	11/15/27	230	213,684
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	75	71,264
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	75	65,814
Summit Materials LLC/Summit Materials Finance Corp., Sr. Unsec’d. Notes, 144A	7.250	01/15/31	20	20,000
				622,896
Chemicals 0.5%
CF Industries, Inc., Gtd. Notes	5.150	03/15/34	130	123,130
Chemours Co. (The), Gtd. Notes	5.375	05/15/27	50	47,630
FMC Corp., Sr. Unsec’d. Notes	5.150	05/18/26	140	138,049
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	03/27/28	55	54,199
Rain Carbon, Inc., Sr. Sec’d. Notes, 144A	12.250	09/01/29	50	50,996

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
RPM International, Inc., Sr. Unsec’d. Notes	2.950%	01/15/32	20	$16,116
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24	200	197,842
				627,962
Commercial Services 0.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26	125	121,526
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26	160	150,724
Gtd. Notes, 144A	4.900	05/01/33	355	339,795

Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27	75	72,844
Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A	6.500	05/15/29	75	63,638
RELX Capital, Inc. (United Kingdom), Gtd. Notes	4.750	05/20/32	30	29,113
Thomas Jefferson University, Sec’d. Notes	3.847	11/01/57	25	17,287
United Rentals North America, Inc., Gtd. Notes	3.750	01/15/32	50	42,445
University of Southern California, Sr. Unsec’d. Notes	4.976	10/01/53	212	201,314
Washington University (The), Sr. Unsec’d. Notes	4.349	04/15/2122	80	62,202
				1,100,888
Computers 0.6%
Booz Allen Hamilton, Inc., Gtd. Notes	5.950	08/04/33	200	202,721
Leidos, Inc., Gtd. Notes	4.375	05/15/30	500	462,161
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	79	81,621
				746,503

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875%	12/15/28	100	$88,614
Diversified Financial Services 0.6%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24	165	163,063
Capital One Financial Corp., Sr. Unsec’d. Notes	7.624(ff)	10/30/31	100	104,605
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	75	71,253
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	120	94,504
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	25	22,086
OneMain Finance Corp., Gtd. Notes	6.875	03/15/25	25	25,193
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	203,614
				684,318
Electric 1.2%
AEP Texas, Inc., Sr. Unsec’d. Notes	5.400	06/01/33	225	219,755
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	75	64,593
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	175	154,872

Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	200	181,402
Edison International, Sr. Unsec’d. Notes	5.250	11/15/28	130	128,113
NRG Energy, Inc.,
Gtd. Notes, 144A	3.375	02/15/29	50	42,819
Gtd. Notes, 144A	3.875	02/15/32	50	40,887
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40	110	87,224
First Mortgage	4.950	07/01/50	15	11,951

Puget Energy, Inc., Sr. Sec’d. Notes	4.224	03/15/32	145	127,043

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Sempra, Jr. Sub. Notes	4.125%(ff)	04/01/52	120	$98,017
Southern California Edison Co.,
First Mortgage	3.450	02/01/52	30	20,192
First Mortgage	5.300	03/01/28	110	110,978

Vistra Corp., Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	25	23,773
Vistra Operations Co. LLC, Gtd. Notes, 144A	4.375	05/01/29	50	45,221
				1,356,840
Electronics 0.1%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	50	50,118
Engineering & Construction 0.4%
Jacobs Engineering Group, Inc., Gtd. Notes	6.350	08/18/28	265	270,185
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	190,278
				460,463
Entertainment 0.7%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	7.000	02/15/30	75	75,094
Sr. Unsec’d. Notes, 144A	4.625	10/15/29	75	65,892

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	50	48,055
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	50	50,268
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500	02/15/25	200	199,750
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	50	44,763
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	4.125	07/01/29	50	41,630

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050%	03/15/42		265	$218,894
Gtd. Notes	5.141	03/15/52		155	123,875
					868,221
Environmental Control 0.0%
GFL Environmental, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	01/15/31		30	30,225
Foods 0.6%
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25		18	17,694
Gtd. Notes	5.250	09/15/27		50	43,540

Bellis Finco PLC (United Kingdom), Gtd. Notes	4.000	02/16/27	GBP	218	231,678
Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A	7.500	04/15/25		25	24,912
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl, Gtd. Notes, 144A	6.750	03/15/34		220	220,363
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes	5.125	02/01/28		45	43,697
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		25	22,393
Gtd. Notes, 144A	4.375	01/31/32		25	21,857

Pilgrim’s Pride Corp., Gtd. Notes	3.500	03/01/32		50	40,485
Post Holdings, Inc., Sr. Unsec’d. Notes, 144A	4.500	09/15/31		75	65,299
					731,918

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Gas 0.1%
NiSource, Inc., Sr. Unsec’d. Notes	5.250%	03/30/28		40	$39,986
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	5.050	05/15/52		75	65,302
					105,288
Healthcare-Products 0.2%
Avantor Funding, Inc., Gtd. Notes	3.875	07/15/28	EUR	192	197,393
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		25	22,195
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		25	22,689
					242,277
Healthcare-Services 1.2%
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30		150	126,800
Inova Health System Foundation, Unsec’d. Notes	4.068	05/15/52		250	201,617
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27		75	65,669
Nationwide Children’s Hospital, Inc., Unsec’d. Notes	4.556	11/01/52		220	192,931
Presbyterian Healthcare Services, Unsec’d. Notes	4.875	08/01/52		150	136,649
Queen’s Health Systems (The), Sec’d. Notes	4.810	07/01/52		90	80,255
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28		100	96,907
Sr. Sec’d. Notes, 144A	6.750	05/15/31		125	125,147

UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.200	04/15/63		455	434,928
					1,460,903
Home Builders 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	08/01/29		50	42,554

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Beazer Homes USA, Inc., Gtd. Notes	7.250%	10/15/29	75	$72,539
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30	75	63,336
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	50	50,011
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	50	47,750
Forestar Group, Inc., Gtd. Notes, 144A	3.850	05/15/26	50	46,855
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	04/01/29	50	44,517
				367,562
Housewares 0.0%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.000	04/01/31	50	40,636
Insurance 0.4%
Corebridge Financial, Inc., Sr. Unsec’d. Notes	4.400	04/05/52	100	77,949
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	3.375	03/03/31	115	97,424
Sr. Unsec’d. Notes	5.625	08/16/32	135	131,043

Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29	165	158,296
				464,712
Internet 0.1%
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	125	123,969
Iron/Steel 0.1%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	120	106,596

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time 0.3%
Carnival Corp., Gtd. Notes, 144A	5.750%	03/01/27	50	$47,375
NCL Corp. Ltd., Gtd. Notes, 144A	5.875	03/15/26	50	47,375
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	25	25,438
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	100	96,990

Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	50	47,125
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	50	46,250
				310,553
Lodging 0.2%
Marriott International, Inc., Sr. Unsec’d. Notes	4.900	04/15/29	30	29,347
MGM Resorts International, Gtd. Notes	4.750	10/15/28	225	208,176
				237,523
Machinery-Diversified 0.3%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	50	51,008
Ingersoll Rand, Inc., Sr. Unsec’d. Notes	5.700	08/14/33	120	121,457
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	25	24,958
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.700	09/15/28	140	135,204
				332,627
Media 1.1%
AMC Networks, Inc., Gtd. Notes	5.000	04/01/24	50	49,962
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	50	41,139
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	25	19,511

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	4.500%	06/01/33		100	$80,094

Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.900	06/01/52		400	255,446
Cox Communications, Inc., Gtd. Notes, 144A	5.450	09/15/28		140	140,035
CSC Holdings LLC, Gtd. Notes, 144A	6.500	02/01/29		400	339,081
Diamond Sports Group LLC/Diamond Sports Finance Co., Sec’d. Notes, 144A (original cost $39,000; purchased 08/30/2022)(f)	5.375	08/15/26(d)		200	4,908
DISH DBS Corp., Gtd. Notes	5.125	06/01/29		50	22,816
DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		75	74,475
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26		25	23,606
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.250	01/15/30	GBP	206	218,142
					1,269,215
Mining 0.7%
Freeport-McMoRan, Inc., Gtd. Notes	5.400	11/14/34		135	127,843
Hecla Mining Co., Gtd. Notes	7.250	02/15/28		25	24,771
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia), Sr. Unsec’d. Notes	4.750	05/15/25		200	196,000
Kinross Gold Corp. (Canada), Gtd. Notes	4.500	07/15/27		150	144,850
Newmont Corp.,
Gtd. Notes	2.250	10/01/30		160	132,638
Gtd. Notes	2.600	07/15/32		265	216,069
					842,171

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.1%
Teledyne Technologies, Inc., Gtd. Notes	2.750%	04/01/31	115	$95,918
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	2.670	12/01/26	140	128,305
Oil & Gas 2.9%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	200	165,217
Sr. Unsec’d. Notes, 144A	4.000	01/15/31	240	211,997
Sr. Unsec’d. Notes, 144A	6.000	06/13/33	250	249,284

BP Capital Markets America, Inc., Gtd. Notes	4.812	02/13/33	300	291,365
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.850	02/01/35	250	244,256
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.750	02/15/52	100	69,505
Chesapeake Energy Corp., Gtd. Notes, 144A	5.875	02/01/29	50	48,187
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	75	74,285
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	25	25,599
Gtd. Notes, 144A	8.625	11/01/30	25	25,938

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	50	49,767
ConocoPhillips Co., Gtd. Notes	5.300	05/15/53	115	111,342
Devon Energy Corp., Sr. Unsec’d. Notes	5.875	06/15/28	95	95,323
Diamondback Energy, Inc., Gtd. Notes	6.250	03/15/33	275	284,784
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30	30	28,317
Sr. Unsec’d. Notes	8.625	01/19/29	130	134,283
Sr. Unsec’d. Notes	8.875	01/13/33	100	102,620

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	75	73,583

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Energian Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875%	03/30/26		90	$82,224
Sr. Sec’d. Notes, 144A	5.375	03/30/28		44	38,239

Helmerich & Payne, Inc., Sr. Unsec’d. Notes	2.900	09/29/31		65	52,819
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		25	23,325
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		75	69,315
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	100	84,903
Gtd. Notes	6.500	03/13/27		100	89,838
Gtd. Notes	6.500	01/23/29		100	83,550
Gtd. Notes, EMTN	2.750	04/21/27	EUR	100	86,808
Gtd. Notes, EMTN	4.875	02/21/28	EUR	230	206,543

Pioneer Natural Resources Co., Sr. Unsec’d. Notes	2.150	01/15/31		125	103,022
Southwestern Energy Co., Gtd. Notes	4.750	02/01/32		25	22,336
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	5.000	05/18/27		200	191,376
					3,419,950
Packaging & Containers 0.4%
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32		140	119,473
Ball Corp., Gtd. Notes	6.000	06/15/29		50	49,874
Berry Global, Inc., Sr. Sec’d. Notes, 144A	5.500	04/15/28		240	236,498
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		100	91,035
					496,880
Pharmaceuticals 1.1%
AbbVie, Inc., Sr. Unsec’d. Notes	4.050	11/21/39		265	227,744

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
AdaptHealth LLC, Gtd. Notes, 144A	6.125%	08/01/28	125	$107,164
Bausch Health Cos., Inc., Gtd. Notes, 144A	6.250	02/15/29	50	17,687
Cigna Group (The), Sr. Unsec’d. Notes	3.200	03/15/40	235	174,115
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40	130	86,888
Sr. Unsec’d. Notes	3.250	08/15/29	225	202,508

Merck & Co., Inc., Sr. Unsec’d. Notes	2.900	12/10/61	55	33,909
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	200	157,516
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	225	213,808
Viatris, Inc., Gtd. Notes	3.850	06/22/40	125	86,738
				1,308,077
Pipelines 3.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	7.875	05/15/26	75	76,619
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33	370	373,728
DCP Midstream Operating LP, Gtd. Notes	5.625	07/15/27	540	544,918
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	315	279,227
Sr. Unsec’d. Notes	5.400	10/01/47	285	250,989
Sr. Unsec’d. Notes	6.400	12/01/30	35	36,357
Sr. Unsec’d. Notes	6.550	12/01/33	20	20,944
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	25	25,560
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	25	25,786
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	360	331,913
Sr. Unsec’d. Notes	4.950	03/14/52	55	45,804
Sr. Unsec’d. Notes	5.200	03/01/47	105	91,274

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
MPLX LP, (cont’d.)
Sr. Unsec’d. Notes	5.500%	02/15/49	55	$49,904
ONEOK, Inc.,
Gtd. Notes	4.450	09/01/49	150	116,514
Gtd. Notes	5.200	07/15/48	65	57,049
Gtd. Notes	6.050	09/01/33	130	132,319

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28	75	69,451
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	40	35,311
Gtd. Notes	6.500	02/15/53	150	152,329
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28	248	235,901
Sr. Unsec’d. Notes	4.650	07/01/26	150	145,879
Sr. Unsec’d. Notes	6.150	04/01/33	50	50,391
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	2.600	03/15/31	465	383,331
Sr. Unsec’d. Notes	5.300	08/15/52	145	131,749
Sr. Unsec’d. Notes	5.400	03/02/26	95	94,965
				3,758,212
Real Estate 0.0%
Howard Hughes Corp. (The), Gtd. Notes, 144A	4.375	02/01/31	50	41,527
Real Estate Investment Trusts (REITs) 2.1%
Alexandria Real Estate Equities, Inc., Gtd. Notes	4.750	04/15/35	30	27,454
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	145	130,263
Corporate Office Properties LP, Gtd. Notes	2.750	04/15/31	115	88,203
Crown Castle, Inc., Sr. Unsec’d. Notes	4.800	09/01/28	255	246,582
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	75	53,454
Gtd. Notes	9.750	06/15/25	25	24,806
Sr. Unsec’d. Notes	4.750	05/01/24	25	23,766

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Diversified Healthcare Trust, (cont’d.)
Sr. Unsec’d. Notes	4.750%	02/15/28		25	$18,263

Extra Space Storage LP, Gtd. Notes	3.900	04/01/29		135	123,957
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32		55	44,209
Gtd. Notes	5.250	06/01/25		160	157,324

Invitation Homes Operating Partnership LP, Gtd. Notes	5.450	08/15/30		280	270,771
Kimco Realty OP LLC, Gtd. Notes	4.600	02/01/33		335	306,919
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000	10/15/27		150	119,798
Realty Income Corp., Sr. Unsec’d. Notes	4.700	12/15/28		270	263,102
Spirit Realty LP, Gtd. Notes	2.700	02/15/32		135	107,868
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28		155	132,096
Gtd. Notes	4.200	04/15/32		80	70,001
Gtd. Notes	5.700	01/15/33		45	43,805

VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28		60	56,898
Welltower OP LLC, Gtd. Notes	4.250	04/15/28		175	167,020
					2,476,559
Retail 0.6%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	3.500	02/15/29		25	22,236
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30		75	75,357
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	100	111,604
Sr. Sec’d. Notes, 144A	12.000	11/30/28		200	207,500

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625	01/15/29		75	66,544

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Gap, Inc. (The), Gtd. Notes, 144A	3.875%	10/01/31	50	$39,507
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	150	147,695
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A	5.000	06/01/31	50	44,255
				714,698
Semiconductors 0.2%
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.137	11/15/35	205	159,647
Intel Corp., Sr. Unsec’d. Notes	5.900	02/10/63	45	46,969
				206,616
Software 0.4%
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.375	08/21/28	130	131,048
Sr. Unsec’d. Notes	5.450	03/02/28	140	141,181
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	180	125,853
Sr. Unsec’d. Notes	5.550	02/06/53	50	47,097
				445,179
Telecommunications 0.9%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55	275	181,590
Sr. Unsec’d. Notes	5.400	02/15/34	260	257,136
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31	450	372,989
Gtd. Notes	3.750	04/15/27	45	42,924

Verizon Communications, Inc., Sr. Unsec’d. Notes	4.016	12/03/29	235	220,484
Viasat, Inc., Sr. Unsec’d. Notes, 144A	7.500	05/30/31	50	35,913
				1,111,036

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation 0.1%
XPO, Inc., Sr. Sec’d. Notes, 144A	6.250%	06/01/28	100	$99,057
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26	300	298,789

Total Corporate Bonds (cost $44,312,548)				41,708,185
Municipal Bonds 0.2%
Michigan 0.1%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122	45	33,003
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122	100	80,811
				113,814
Minnesota 0.1%
University of Minnesota, Taxable, Revenue Bonds	4.048	04/01/52	95	78,605

Total Municipal Bonds (cost $240,000)				192,419
Residential Mortgage-Backed Securities 2.7%
Bellemeade Re Ltd., Series 2019-02A, Class M2, 144A, 1 Month SOFR + 3.214% (Cap N/A, Floor 3.100%)	8.557(c)	04/25/29	200	200,070
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, 144A	6.170	09/25/62	91	90,507
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.578(c)	03/25/42	15	16,344
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.578(c)	03/25/42	20	21,162

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.429%(c)	06/25/43	100	$102,490
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	8.028(c)	07/25/43	100	101,100

Credit Suisse Mortgage Trust, Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	88	81,675
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.978(c)	01/25/51	500	496,867
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.828(c)	10/25/41	200	197,876
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.178(c)	01/25/42	300	298,968
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.728(c)	02/25/42	100	100,816
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.228(c)	04/25/42	310	316,637
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)	9.028(c)	09/25/42	600	629,955
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)	9.216(c)	05/30/25	256	255,480
Series 2023-01R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)	9.729(c)	03/27/25	186	187,323

Radnor Re Ltd., Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.028(c)	07/25/33	150	150,896

Total Residential Mortgage-Backed Securities (cost $3,148,205)				3,248,166

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds 1.0%
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333%	02/15/28		100	$97,286
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500	02/22/29		150	141,637
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	150	147,050
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	100	81,777

Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR	160	134,103
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	300	301,243
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		200	200,500

Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750	09/01/26(d)		100	27,810

Total Sovereign Bonds (cost $1,298,583)					1,131,406
U.S. Government Agency Obligations 17.6%
Federal Home Loan Mortgage Corp.	2.000	11/01/50		517	404,925
Federal Home Loan Mortgage Corp.	2.000	03/01/51		518	404,882
Federal Home Loan Mortgage Corp.	2.500	03/01/51		564	460,007
Federal Home Loan Mortgage Corp.	2.500	04/01/51		470	381,530
Federal Home Loan Mortgage Corp.	3.000	01/01/52		448	381,087
Federal Home Loan Mortgage Corp.	3.000	02/01/52		442	374,623
Federal Home Loan Mortgage Corp.	3.000	03/01/52		206	175,571
Federal Home Loan Mortgage Corp.	3.500	08/01/43		457	416,709
Federal Home Loan Mortgage Corp.	5.000	09/01/52		277	267,392
Federal Home Loan Mortgage Corp.	6.000	08/01/52		115	115,873
Federal National Mortgage Assoc.	1.500	02/01/51		747	553,278
Federal National Mortgage Assoc.	2.000	11/01/50		904	708,299
Federal National Mortgage Assoc.	2.000	10/01/51		965	751,400
Federal National Mortgage Assoc.	2.500	12/01/49		355	290,502
Federal National Mortgage Assoc.	2.500	02/01/50		146	119,602
Federal National Mortgage Assoc.	2.500	07/01/51		755	612,729
Federal National Mortgage Assoc.	3.000	TBA		500	421,374
Federal National Mortgage Assoc.	3.000	12/01/51		435	368,752
Federal National Mortgage Assoc.	3.000	01/01/52		209	176,720
Federal National Mortgage Assoc.	3.000	03/01/52		448	379,355

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.500%	02/01/52	856	$754,967
Federal National Mortgage Assoc.	4.000	05/01/52	1,575	1,431,429
Federal National Mortgage Assoc.	4.000	06/01/52	1,559	1,416,298
Federal National Mortgage Assoc.	4.500	06/01/52	1,392	1,304,751
Federal National Mortgage Assoc.	4.500	09/01/52	973	911,198
Federal National Mortgage Assoc.	5.000	06/01/52	220	211,840
Federal National Mortgage Assoc.	5.000	07/01/52	697	671,454
Federal National Mortgage Assoc.	5.000	09/01/52	144	138,811
Federal National Mortgage Assoc.	5.500	11/01/52	929	917,444
Federal National Mortgage Assoc.	6.000	11/01/52	98	99,012
Federal National Mortgage Assoc.	6.000	12/01/52	406	408,552
Federal National Mortgage Assoc.	6.500	TBA	500	507,598
Federal National Mortgage Assoc.	6.500	06/01/53	105	106,693
Government National Mortgage Assoc.	2.500	09/20/51	978	816,773
Government National Mortgage Assoc.	3.000	08/20/51	1,145	993,380
Government National Mortgage Assoc.	3.500	12/20/51	449	401,898
Government National Mortgage Assoc.	3.500	03/20/52	452	404,179
Government National Mortgage Assoc.	5.000	09/20/52	488	475,019
Government National Mortgage Assoc.	5.000	12/20/52	499	484,382
Government National Mortgage Assoc.	5.500	09/20/52	223	221,502
Government National Mortgage Assoc.	5.500	11/20/52	482	479,519

Total U.S. Government Agency Obligations (cost $21,793,814)				20,921,309
U.S. Treasury Obligations 8.7%
U.S. Treasury Bonds	2.000	11/15/41(k)	3,460	2,318,741
U.S. Treasury Bonds	2.250	05/15/41	290	205,084
U.S. Treasury Bonds	2.375	02/15/42(h)	3,255	2,318,679
U.S. Treasury Bonds	4.000	11/15/52	400	365,938
U.S. Treasury Notes	3.875	12/31/29	3,600	3,506,062
U.S. Treasury Strips Coupon	2.438(s)	11/15/41(k)	1,880	779,980
U.S. Treasury Strips Coupon	3.799(s)	02/15/39	170	82,257
U.S. Treasury Strips Coupon	5.488(s)	05/15/40(k)	1,700	766,262

Total U.S. Treasury Obligations (cost $12,027,911)				10,343,003

Total Long-Term Investments (cost $121,819,587)				116,162,810

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Shares	Value
Short-Term Investment 4.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $5,599,399)(wb)	5,599,399	$5,599,399

TOTAL INVESTMENTS 102.6% (cost $127,418,986)		121,762,209
Liabilities in excess of other assets(z) (2.6)%		(3,138,027)

Net Assets 100.0%		$118,624,182

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
DAC—Designated Activity Company
DB—Deutsche Bank AG

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
USOIS—United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $39,000. The aggregate value of $4,908 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Futures contracts outstanding at November 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
18	3 Month CME SOFR	Dec. 2023	$4,259,138	$1,514
57	3 Month CME SOFR	Mar. 2024	13,483,706	4,727
18	3 Month CME SOFR	Jun. 2024	4,266,900	7,549
11	3 Month CME SOFR	Sep. 2024	2,616,075	8,851
95	2 Year U.S. Treasury Notes	Mar. 2024	19,423,789	50,111
54	10 Year U.S. Treasury Notes	Mar. 2024	5,929,031	37,192
55	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	6,765,000	71,146
				181,090
Short Positions:
4	5 Year Euro-Bobl	Dec. 2023	511,595	(646)
9	5 Year U.S. Treasury Notes	Mar. 2024	961,664	551
3	10 Year Euro-Bund	Dec. 2023	431,993	(2,337)
3	20 Year U.S. Treasury Bonds	Mar. 2024	349,313	(2,942)
				(5,374)
				$175,716
Forward foreign currency exchange contracts outstanding at November 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/19/24	JPM	AUD	47	$30,000	$31,296	$1,296	$—
Brazilian Real,
Expiring 12/04/23	CITI	BRL	327	66,805	66,379	—	(426)
Chilean Peso,
Expiring 12/20/23	CITI	CLP	118,199	129,000	135,326	6,326	—
Expiring 12/20/23	CITI	CLP	75,440	82,000	86,372	4,372	—
Expiring 12/20/23	CITI	CLP	66,172	76,000	75,761	—	(239)
Expiring 12/20/23	CITI	CLP	55,971	64,000	64,082	82	—
Chinese Renminbi,
Expiring 01/30/24	JPM	CNH	2,540	349,694	357,127	7,433	—
Colombian Peso,
Expiring 12/20/23	CITI	COP	718,027	169,556	177,959	8,403	—
Expiring 12/20/23	MSI	COP	387,858	96,295	96,128	—	(167)
Expiring 12/20/23	TD	COP	415,494	101,862	102,978	1,116	—

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Forward foreign currency exchange contracts outstanding at November 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 01/19/24	CITI	CZK	3,170	$139,000	$141,716	$2,716	$—
Expiring 01/19/24	DB	CZK	1,439	63,630	64,318	688	—
Expiring 01/19/24	GSI	CZK	1,436	62,250	64,191	1,941	—
Expiring 01/19/24	GSI	CZK	1,436	63,932	64,224	292	—
Expiring 01/19/24	JPM	CZK	1,920	82,000	85,855	3,855	—
Expiring 01/19/24	MSI	CZK	2,774	121,000	124,013	3,013	—
Euro,
Expiring 01/19/24	MSI	EUR	245	263,196	267,265	4,069	—
Hungarian Forint,
Expiring 01/19/24	DB	HUF	50,438	143,000	143,600	600	—
Expiring 01/19/24	DB	HUF	24,406	67,000	69,484	2,484	—
Expiring 01/19/24	SSB	HUF	24,239	67,000	69,008	2,008	—
Indian Rupee,
Expiring 12/20/23	BOA	INR	16,274	195,000	195,092	92	—
Expiring 12/20/23	BOA	INR	4,346	52,000	52,095	95	—
Expiring 12/20/23	JPM	INR	22,504	270,080	269,787	—	(293)
Expiring 12/20/23	JPM	INR	17,526	210,000	210,113	113	—
Expiring 12/20/23	JPM	INR	15,330	184,000	183,785	—	(215)
Indonesian Rupiah,
Expiring 12/20/23	CITI	IDR	1,022,670	66,000	65,786	—	(214)
Expiring 12/20/23	MSI	IDR	2,929,209	190,412	188,430	—	(1,982)
Israeli Shekel,
Expiring 12/20/23	CITI	ILS	294	79,000	78,775	—	(225)
Expiring 03/20/24	BOA	ILS	400	108,330	107,866	—	(464)
Japanese Yen,
Expiring 01/19/24	SSB	JPY	13,098	89,389	89,095	—	(294)
Mexican Peso,
Expiring 12/20/23	BOA	MXN	1,589	91,000	91,189	189	—
Expiring 12/20/23	BOA	MXN	1,547	90,000	88,781	—	(1,219)
Expiring 12/20/23	CITI	MXN	559	30,000	32,052	2,052	—
Expiring 12/20/23	CITI	MXN	472	25,493	27,088	1,595	—
Expiring 12/20/23	MSI	MXN	556	30,000	31,902	1,902	—
Expiring 12/20/23	SSB	MXN	498	27,000	28,606	1,606	—
Expiring 12/20/23	TD	MXN	1,113	61,000	63,871	2,871	—
Expiring 12/20/23	TD	MXN	1,100	60,000	63,153	3,153	—
New Taiwanese Dollar,
Expiring 12/20/23	CITI	TWD	2,068	65,000	66,246	1,246	—
Expiring 12/20/23	JPM	TWD	31,709	1,020,226	1,015,857	—	(4,369)

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Forward foreign currency exchange contracts outstanding at November 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 12/20/23	CITI	PEN	1,032	$276,677	$275,683	$—	$(994)
Philippine Peso,
Expiring 12/20/23	CITI	PHP	10,787	190,000	194,385	4,385	—
Expiring 12/20/23	MSI	PHP	2,833	50,000	51,043	1,043	—
Expiring 12/20/23	MSI	PHP	1,716	31,000	30,914	—	(86)
Polish Zloty,
Expiring 01/19/24	DB	PLN	537	129,000	133,951	4,951	—
Expiring 01/19/24	GSI	PLN	291	73,000	72,620	—	(380)
Expiring 01/19/24	MSI	PLN	280	70,000	69,856	—	(144)
Expiring 01/19/24	SSB	PLN	291	70,000	72,581	2,581	—
Singapore Dollar,
Expiring 12/20/23	BOA	SGD	163	121,000	121,700	700	—
Expiring 12/20/23	BOA	SGD	111	81,000	82,925	1,925	—
Expiring 12/20/23	CITI	SGD	179	132,000	134,012	2,012	—
Expiring 12/20/23	CITI	SGD	51	37,000	37,829	829	—
Expiring 12/20/23	JPM	SGD	294	217,000	219,736	2,736	—
Expiring 12/20/23	MSI	SGD	271	199,000	202,838	3,838	—
South African Rand,
Expiring 12/20/23	MSI	ZAR	1,297	69,000	68,678	—	(322)
Expiring 12/20/23	TD	ZAR	2,571	134,300	136,115	1,815	—
Expiring 12/20/23	TD	ZAR	1,309	71,000	69,323	—	(1,677)
South Korean Won,
Expiring 12/20/23	BOA	KRW	209,952	159,000	162,053	3,053	—
Expiring 12/20/23	BOA	KRW	84,793	65,000	65,448	448	—
Expiring 12/20/23	CITI	KRW	83,619	62,000	64,542	2,542	—
Expiring 12/20/23	CITI	KRW	40,273	30,000	31,085	1,085	—
Expiring 12/20/23	MSI	KRW	195,092	148,000	150,584	2,584	—
Thai Baht,
Expiring 12/20/23	BOA	THB	3,331	93,000	94,872	1,872	—
Expiring 12/20/23	CITI	THB	1,106	30,000	31,486	1,486	—
Expiring 12/20/23	JPM	THB	3,516	99,000	100,128	1,128	—
Turkish Lira,
Expiring 03/20/24	BNP	TRY	1,119	35,000	35,183	183	—
				$7,853,127	$7,946,221	106,804	(13,710)

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Forward foreign currency exchange contracts outstanding at November 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/19/24	JPM	AUD	52	$33,307	$34,235	$—	$(928)
Brazilian Real,
Expiring 12/04/23	CITI	BRL	327	64,913	66,379	—	(1,466)
Expiring 02/02/24	CITI	BRL	327	66,321	65,922	399	—
British Pound,
Expiring 01/19/24	MSI	GBP	387	475,913	488,489	—	(12,576)
Chilean Peso,
Expiring 12/20/23	BNP	CLP	62,376	69,000	71,415	—	(2,415)
Expiring 12/20/23	CITI	CLP	59,704	66,000	68,355	—	(2,355)
Expiring 12/20/23	GSI	CLP	60,314	66,000	69,054	—	(3,054)
Expiring 12/20/23	TD	CLP	185,468	206,135	212,343	—	(6,208)
Chinese Renminbi,
Expiring 01/30/24	BNP	CNH	884	122,500	124,303	—	(1,803)
Expiring 01/30/24	BOA	CNH	880	122,000	123,682	—	(1,682)
Expiring 01/30/24	CITI	CNH	849	119,000	119,386	—	(386)
Expiring 01/30/24	CITI	CNH	484	68,000	68,045	—	(45)
Expiring 01/30/24	JPM	CNH	888	123,000	124,844	—	(1,844)
Expiring 01/30/24	MSI	CNH	885	122,500	124,480	—	(1,980)
Colombian Peso,
Expiring 12/20/23	BNP	COP	200,010	46,368	49,571	—	(3,203)
Expiring 12/20/23	BOA	COP	128,409	30,000	31,825	—	(1,825)
Expiring 12/20/23	BOA	COP	62,294	14,400	15,439	—	(1,039)
Expiring 12/20/23	CITI	COP	411,147	101,000	101,901	—	(901)
Expiring 12/20/23	MSI	COP	295,132	73,000	73,147	—	(147)
Czech Koruna,
Expiring 01/19/24	GSI	CZK	1,460	62,173	65,283	—	(3,110)
Expiring 01/19/24	MSI	CZK	1,618	68,827	72,363	—	(3,536)
Expiring 01/19/24	TD	CZK	4,646	200,643	207,740	—	(7,097)
Euro,
Expiring 01/19/24	BNP	EUR	1,535	1,636,331	1,675,265	—	(38,934)
Expiring 01/19/24	BNP	EUR	161	171,080	175,660	—	(4,580)
Expiring 01/19/24	BOA	EUR	50	54,481	54,609	—	(128)
Expiring 01/19/24	CITI	EUR	71	77,935	77,271	664	—
Expiring 01/19/24	CITI	EUR	61	66,529	66,554	—	(25)
Expiring 01/19/24	DB	EUR	122	133,932	133,417	515	—
Expiring 01/19/24	JPM	EUR	98	104,000	106,756	—	(2,756)
Expiring 01/19/24	MSI	EUR	979	1,043,838	1,067,683	—	(23,845)
Expiring 01/19/24	SSB	EUR	1,710	1,807,860	1,865,760	—	(57,900)

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Forward foreign currency exchange contracts outstanding at November 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 01/19/24	GSI	HUF	147,361	$398,358	$419,540	$—	$(21,182)
Expiring 01/19/24	GSI	HUF	25,816	69,000	73,498	—	(4,498)
Indian Rupee,
Expiring 12/20/23	JPM	INR	16,327	196,000	195,735	265	—
Expiring 12/20/23	JPM	INR	14,921	179,000	178,883	117	—
Indonesian Rupiah,
Expiring 12/20/23	BOA	IDR	1,722,924	108,000	110,832	—	(2,832)
Expiring 12/20/23	CITI	IDR	2,540,484	162,000	163,424	—	(1,424)
Expiring 12/20/23	MSI	IDR	1,504,411	95,000	96,776	—	(1,776)
Israeli Shekel,
Expiring 12/20/23	BOA	ILS	583	153,000	156,369	—	(3,369)
Mexican Peso,
Expiring 12/20/23	BOA	MXN	1,194	67,000	68,541	—	(1,541)
Expiring 12/20/23	SSB	MXN	1,202	69,000	68,981	19	—
Expiring 12/20/23	TD	MXN	4,356	245,099	249,994	—	(4,895)
New Taiwanese Dollar,
Expiring 12/20/23	CITI	TWD	6,883	214,000	220,522	—	(6,522)
Expiring 12/20/23	CITI	TWD	5,780	179,000	185,184	—	(6,184)
Expiring 12/20/23	CITI	TWD	2,017	65,000	64,607	393	—
Expiring 12/20/23	GSI	TWD	6,326	197,000	202,682	—	(5,682)
Expiring 12/20/23	JPM	TWD	6,854	213,000	219,594	—	(6,594)
Expiring 12/20/23	MSI	TWD	5,915	185,000	189,512	—	(4,512)
Expiring 03/20/24	JPM	TWD	31,709	1,034,944	1,028,073	6,871	—
Expiring 03/20/24	MSI	TWD	8,889	290,000	288,187	1,813	—
Peruvian Nuevo Sol,
Expiring 12/20/23	BNP	PEN	169	43,668	45,209	—	(1,541)
Expiring 12/20/23	BOA	PEN	356	92,736	95,086	—	(2,350)
Expiring 12/20/23	BOA	PEN	331	86,800	88,486	—	(1,686)
Expiring 12/20/23	BOA	PEN	198	51,264	52,804	—	(1,540)
Expiring 12/20/23	CITI	PEN	648	174,000	173,165	835	—
Expiring 12/20/23	CITI	PEN	377	97,332	100,725	—	(3,393)
Philippine Peso,
Expiring 12/20/23	CITI	PHP	12,522	220,542	225,651	—	(5,109)
Expiring 12/20/23	CITI	PHP	12,216	218,000	220,124	—	(2,124)
Expiring 12/20/23	CITI	PHP	10,444	184,000	188,197	—	(4,197)
Expiring 12/20/23	CITI	PHP	6,308	113,000	113,673	—	(673)
Expiring 12/20/23	JPM	PHP	1,707	30,000	30,760	—	(760)
Polish Zloty,
Expiring 01/19/24	CITI	PLN	983	230,307	245,245	—	(14,938)

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Forward foreign currency exchange contracts outstanding at November 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 12/20/23	BOA	SGD	88	$65,000	$65,666	$—	$(666)
Expiring 12/20/23	CITI	SGD	85	62,000	63,360	—	(1,360)
Expiring 12/20/23	JPM	SGD	1,171	864,346	876,536	—	(12,190)
South Korean Won,
Expiring 12/20/23	CITI	KRW	81,975	62,000	63,273	—	(1,273)
Expiring 12/20/23	CITI	KRW	44,226	34,000	34,136	—	(136)
Expiring 12/20/23	JPM	KRW	743,828	562,398	574,131	—	(11,733)
Expiring 12/20/23	MSI	KRW	41,926	31,000	32,361	—	(1,361)
Thai Baht,
Expiring 12/20/23	CITI	THB	743	21,000	21,168	—	(168)
Expiring 12/20/23	GSI	THB	4,887	137,759	139,174	—	(1,415)
Expiring 12/20/23	JPM	THB	6,460	179,000	183,991	—	(4,991)
Expiring 12/20/23	JPM	THB	3,383	96,000	96,361	—	(361)
Expiring 12/20/23	JPM	THB	1,090	31,000	31,036	—	(36)
Expiring 12/20/23	MSI	THB	363	10,000	10,346	—	(346)
Expiring 12/20/23	MSI	THB	291	8,000	8,277	—	(277)
				$15,241,539	$15,561,051	11,891	(331,403)
						$118,695	$(345,113)
Cross currency exchange contracts outstanding at November 30, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
01/19/24	Buy	EUR	38	HUF	14,787	$—	$(639)	GSI
01/19/24	Buy	EUR	124	PLN	563	—	(5,769)	BOA
01/19/24	BUY	PLN	353	EUR	80	316	—	MSI
						$316	$(6,408)

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Credit default swap agreement outstanding at November 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2023(4)	Value at Trade Date	Value at November 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	7,148	4.029%	$90,908	$348,986	$258,078
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Interest rate swap agreements outstanding at November 30, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	140	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.188%	$(1,067)	$22,259	$23,326
GBP	120	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 5.188%	6,660	33,489	26,829
	9,300	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.330%	—	5,724	5,724
	1,272	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(2,113)	(2,113)
	1,696	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.330%	—	2,604	2,604
	3,000	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(1,777)	(1,777)
	730	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.330%	126	(7,056)	(7,182)
					$5,719	$53,130	$47,411

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at November 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)††	1 Day USOIS -54bps(T)/ 4.790%	JPM	03/20/24	(1,657)	$(35,755)	$—	$(35,755)
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 5.510%	JPM	02/05/24	1,185	(88,965)	(2,549)	(86,416)
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 5.510%	JPM	02/12/24	2,325	(136,780)	(6,578)	(130,202)
					$(261,500)	$(9,127)	$(252,373)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Fund is only required to disclose the top 50.
The following table represents the top 50 individual positions and related values of underlying securities of Total Return
Benchmark Bond Index total return swap with JPM, as of November 30, 2023, termination date 03/20/2024:
Corporate Bond:
Reference Entity	Shares	Market Value	% of Total Index Value
Sysco Corp.	4,000,000	$ 4,683,724	1.52%
Morgan Stanley	4,000,000	4,404,657	1.42%
United Parcel Service, Inc.	4,000,000	4,281,421	1.38%
Northrop Grumman Corp.	4,000,000	4,113,613	1.33%
Dell International LLC/EMC Corp.	4,000,000	4,063,250	1.31%
FedEx Corp.	4,000,000	4,002,452	1.29%
The Walt Disney Co.	4,000,000	3,946,282	1.28%
Fox Corp.	4,000,000	3,901,154	1.26%
Wells Fargo & Co.	4,000,000	3,896,764	1.26%
Keurig Dr Pepper, Inc.	4,000,000	3,877,644	1.25%
Cigna Corp.	4,000,000	3,876,654	1.25%
TransCanada PipeLines Ltd.	4,000,000	3,870,570	1.25%
Telefonica Emisiones, S.A.U.	4,000,000	3,863,485	1.25%
Conagra Brands, Inc.	4,000,000	3,844,040	1.24%
Intel Corp.	4,000,000	3,830,174	1.24%
HCA, Inc.	4,000,000	3,817,478	1.23%
ExxonMobil Corp.	4,000,000	3,684,265	1.19%
Thermo Fisher Scientific, Inc.	4,000,000	3,618,331	1.17%
Fiserv, Inc.	4,000,000	3,589,722	1.16%
Eli Lilly and Co.	4,000,000	3,586,258	1.16%
Bristol-Myers Squibb Co.	4,000,000	3,571,562	1.16%
T-Mobile USA, Inc.	4,000,000	3,567,012	1.15%
Enterprise Products Operating LLC	4,000,000	3,563,062	1.15%
Johnson & Johnson	4,000,000	3,553,677	1.15%
McDonald’s Corp.	4,000,000	3,540,372	1.15%
Mastercard, Inc.	4,000,000	3,526,931	1.14%
Deere & Co.	4,000,000	3,515,730	1.14%
Bank of America Corp.	4,000,000	3,458,029	1.12%
Progressive Corp.	4,000,000	3,411,646	1.10%
NVIDIA Corp.	4,000,000	3,354,781	1.09%
Vodafone Group PLC	4,000,000	3,350,034	1.08%
Humana, Inc.	4,000,000	3,336,411	1.08%
Equinor ASA	4,000,000	3,331,296	1.08%
Union Electric Co.	4,000,000	3,326,929	1.08%
Nike, Inc.	4,000,000	3,303,282	1.07%
Paramount Global	4,000,000	3,253,918	1.05%
Becton, Dickinson & Co.	4,000,000	3,229,994	1.04%

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Corporate Bond (continued):
Reference Entity	Shares	Market Value	% of Total Index Value
Global Payments, Inc.	4,000,000	$3,214,391	1.04%
Caterpillar, Inc.	4,000,000	3,188,576	1.03%
Dollar General Corp.	4,000,000	3,175,337	1.03%
Oracle Corp.	4,000,000	3,166,304	1.02%
Carrier Global Corp.	4,000,000	3,149,290	1.02%
Southern California Edison Co.	4,000,000	3,125,967	1.01%
Starbucks Corp.	4,000,000	3,108,911	1.01%
Verizon Communications, Inc.	4,000,000	3,102,655	1.00%
Union Pacific Corp.	4,000,000	3,091,055	1.00%
Dow Chemical Co.	4,000,000	3,086,113	1.00%
Entergy Corp.	4,000,000	3,076,181	1.00%
The Coca-Cola Co.	4,000,000	3,070,997	0.99%
PayPal Holdings, Inc.	4,000,000	3,069,525	0.99%
		$177,571,906

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).